Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt - Bank Loans (Table)

		As of December 31, 2025	As of December 31, 2024	Rate of interest
	Credit facilities
(i)	Issued in January 2024 maturing in December 2030 (the “2024 - LNG/C Axios II credit facility”)	170,000	180,000	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aktoras credit facility”)	220,500	233,500	Margin + SOFR
(iii)	Issued in June 2024 maturing in June 2031 (the “2024 - LNG/C Aristidis I credit facility”)	143,375	151,125	Margin + SOFR
(iv)	Issued in September 2025 maturing in December 2037 (the Tranche A of the “2025 - LCO2 - HMG/Cs Active, Alkimos credit facility”)	44,454	—	Margin + SOFR
	Sale and lease back agreements
(v)	Assumed in September 2021 maturing in June 2030 (the “2021 Bocomm”)	112,028	118,216	Margin + SOFR
(vi)	Assumed in September 2021 maturing in November 2029 (the “2021 Bocomm”)	107,311	113,210	Margin + SOFR
(vii)	Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”)	117,817	124,376	Fixed rate
(viii)	Issued in December 2022 maturing in January 2031(the “2022 Jolco”)	96,062	100,273	($63,662: Margin + SOFR, $32,400: Fixed rate)
(ix)	Issued in February 2023 maturing in February 2033(the “2023 CMBFL - LNG/C”)	159,937	168,687	Margin + SOFR
(x)	Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”)	152,107	174,212	Margin + SOFR
(xi)	Issued in May 2024 maturing in May 2032 (the “2023 - LNG/C Assos Jolco”)	226,811	236,079	($185,411: Margin + SOFR, $41,400: Fixed rate)
(xii)	Issued in July 2024 maturing in July 2032 (the “2024 - LNG/C Apostolos Jolco”)	226,590	235,870	($185,190: Margin + SOFR, $41,400: Fixed rate)
(xiii)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Attalos”)	149,851	158,780	Margin + SOFR
(xiv)	Issued in August 2024 maturing in July 2031 (the “2024 Bocomm - LNG/C Asklipios”)	149,851	158,780	Margin + SOFR
	Unsecured Bonds
(xv)	Issued in October 2021 maturing in October 2026 (the “2021 Bonds”)	175,911	156,136	Fixed rate
(xvi)	Issued in July 2022 maturing in July 2029 (the “2022 Bonds”)	117,275	104,091	Fixed rate
	Total long-term debt	2,369,880	2,413,335
	Less: Deferred financing costs	15,543	18,252
	Total long-term debt, net	2,354,337	2,395,083
	Less: Current portion of long-term debt	124,779	120,869
	Add: Current portion of deferred financing costs	2,635	3,743
	Long-term debt, net	2,232,193	2,277,957

Long-Term Debt - LCO2 - HMGC/s credit facility analysis(Table)

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Balloon	Balloon if long-term employment secured	Duration in years	Purpose
LCO2 – HMG/C Active LCO2 – HMG/C Alkimos	$101,702	$117,349	$1,338	$1,544	$37,469	$43,234	12	partially financing the delivery from the shipyard

Long-Term Debt -Sale and leaseback agreements analysis(Table)

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Purchase Obligation	Purchase Obligation if long-term employment secured	Duration in years	Purpose
MG/C Aristogenis	$54,670	$66,385	$683	$830	$35,536	$43,150	7	partially financing the delivery from the shipyard
MG/C Aridaios	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Aratos	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Agenor	54,670	66,385	683	830	35,536	43,150	7	partially financing the delivery from the shipyard
MG/C Andrianos	45,726	55,525	572	694	29,722	36,091	7	partially financing the delivery from the shipyard
MG/C Anios	45,726	55,525	572	694	29,722	36,091	7	partially financing the delivery from the shipyard

Long-Term Debt - LCO2 - HMG/C credit facility analysis(Table)

Vessel	Financing Amount	Financing Amount if long-term employment secured	Quarterly Instalment	Quarterly Instalment if long-term employment secured	Balloon	Balloon if long-term employment secured	Duration in years	Purpose
LCO2 – HMG/C Amadeus LCO2 – HMG/C Athenian	$101,702	$117,349	$1,271	$1,467	$76,277	$88,011	5	partially financing the delivery from the shipyard

Long-Term Debt - Required Annual Loan Payments (Table)
For the year ending December 31,	Amount
2026	$124,779
2027	108,980
2028	110,809
2029	313,803
2030	310,093
Thereafter	1,401,416
Total	$2,369,880